Investments accounted for using equity method	12 Months Ended
Dec. 31, 2018
Disclosure of investments accounted for using equity method [Abstract]
Disclosure of investments accounted for using equity method [text block]
Note 16 Investments accounted for using equity method

Joint ventures and Associates

As of
December 31, 2018 and 2017
, the Company recorded investments qualifying as joint venture and associates.

The share value of investments in joint ventures and associates are detailed as follows:

	Percentage of participation	As of December 31, 2018	As of December 31, 2017
	%	ThCh $	ThCh $
Cervecería Austral S.A.	50.00	7,327,949	6,126,384
Foods Compañía de Alimentos CCU S.A.	50.00	12,012,276	5,792,242
Central Cervecera de Colombia S.A.S.	50.00	40,681,482	50,374,322
Zona Franca Central Cervecera S.A.S.	50.00	80,766,534	20,696,077
Total joint ventures		140,788,241	82,989,025
Bebidas Bolivianas BBO S.A. (1)	34.00	-	14,641,870
Other companies (2)		1,229,540	1,639,385
Total associates		1,229,540	16,281,255
Total		142,017,781	99,270,280

(1)	See Note 15 – Business combinations, letter a) .
(2)	See Note 15 – Business combinations, letter b) .

The above mentioned values include goodwill generated in the acquisition of the following joint venture and associate, which are presented net of any impairment loss:

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Cervecería Austral S.A.	1,894,770	1,894,770
Bebidas Bolivianas BBO S.A. (1)	-	8,294,324
Total	1,894,770	10,189,094
(1)	See Note 15 – Business combinations, letter a) .

The result accrued in joint ventures and associates are detailed as follows:

	For the years ended as of December 31,
	2018	2017	2016
	ThCh $	ThCh $	ThCh $
Cervecería Austral S.A.	1,638,811	952,235	754,326
Foods Compañía de Alimentos CCU S.A.	792,376	165,905	(519,536)
Central Cervecera de Colombia S.A.S.	(11,804,950)	(8,646,651)	(3,969,699)
Zona Franca Central Cervecera S.A.S.	(391,465)	87,583	-
Total joint ventures	(9,765,228)	(7,440,928)	(3,734,909)
Bebidas Bolivianas BBO S.A. (1)	(921,812)	(1,459,916)	(1,805,548)
Other companies (2)	(128,480)	(13,253)	(20,065)
Total associates	(1,050,292)	(1,473,169)	(1,825,613)
Total	(10,815,520)	(8,914,097)	(5,560,522)

(1)	See Note 15 – Business combinations, letter a) .
(2)	See Note 15 – Business combinations, letter b) .

Changes in investments in joint ventures and associates are detailed as follows:

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Balance at the beginning of year	99,270,280	64,404,946
Other payments to acquire interests in joint ventures	59,505,559	49,312,890
Cash flows used to purchase non-controlling interests	-	1,149,689
Participation in the joint ventures and associates (loss)	(10,815,520)	(8,914,097)
Dividends received	(423,994)	(353,150)
Business combinations (1)	(14,144,241)	-
Others	8,625,697	(6,329,998)
Total	142,017,781	99,270,280
(1)	See Note 15 – Business combinations, letter a) and b) .

Significant matters regarding investments accounted for using the equity method are detailed as follows:

(1) Cervecería Austral S.A.

A closed stock company that operates as a beer manufacturing facility in the southern end of Chile, which is the southernmost brewery in the world.

(2)
Foods Compañía de Alimentos CCU S.A
.
(Foods),

Foods, is a closed stock company that participated in the business of snacks and foods in Chile. At the end of 2015, Foods sold the Calaf and Natur brands to Empresas Carozzi S.A. In addition Foods was the main shareholder of Alimentos Nutrabien S.A. and owned the Nutra Bien brand. On December 17, 2018, Foods and subsidiary CCU Inversiones S.A. sold 100% of the shares of Alimentos Nutrabien S.A. to Ideal S.A.

(3) Central Cervecera de Colombia S.A.S.
and Zona Franca Central Cervecera S.A.S.

On November 10, 2014, CCU, directly and through its subsidiaries CCU Inversiones II Limitada, and Grupo Postobón have established a joint arrangements through a company named Central Cervecera de Colombia S.A.S. (the "Company"), in which CCU and Grupo Postobón participate as equal shareholders. The purpose of this Company is the beer and non-alcoholic drinks production, marketing and distribution based on malt (Products).

Subsequently, on August 16, 2017, CCU, through its subsidiary CCU Inversiones ll Limitada, acquired 50% of the shares of of a company incorporated in Colombia called Zona Franca Central Cervecera S.A.S. (ZF CC), which relates to a joint agreements and that qualifies as a joint operations, in which CCU and Grupo Postobon participate as equal shareholders. The amount of this transaction was US$ 10,204, equivalents to ThCh$ 6,432. The purpose of ZF CC is acting exclusively as industrial user of one or more free zones, providing tolling services to CCC, and this latter company will produce, market and distribute Products.

For the purposes above, previous associations involves the construction of a beer production plant, with an annual total capacity of 3,000,000 hectoliters.

The Parties will also invest in CCC and ZF CC an approximate amount of US$ 200,000,000 in equal parts, following a gradual investment plan agreed by the parties.

As of December 31, 2018 and 2017, the total amount contributed to CCC and ZF CC was US$ 236,857,949 (equivalents to ThCh$ 153,149,320) and US$ 144,740,179 (equivalents to ThCh$ 93,643,761).

The Company does not have any contingent liabilities related to joint ventures and associates as D ecember 31, 2018
.

As of December 31, 2018, 2017 and 2016, the significant items of the financial statements of 100% of joint ventures and associates are summarized as follows:

	Joint ventures	Joint ventures	Associates
	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $	ThCh $
Assets and Liabilities
Current assets	206,761,242	49,960,930	5,540,894
Non-current assets	246,997,507	150,837,264	26,609,731
Current liabilities	172,143,127	35,339,239	4,444,262
Non-current liabilities	2,893,856	1,994,220	9,037,112

	Joint ventures	Joint ventures	Associates	Joint ventures	Associates
	For the years ended as of December 31,
	2018	2017		2016
	ThCh $	ThCh $	ThCh $	ThCh $	ThCh $
Income Statement (Summarized)
Net sales	70,296,729	57,417,288	19,760,918	63,926,397	19,733,853
Operating result	(21,173,985)	(18,606,383)	(4,086,973)	(11,913,526)	(4,159,093)
Net income for year	(19,886,274)	(14,352,788)	(4,462,733)	(7,287,727)	(4,712,596)
Other comprehensive income	(24,720,721)	(27,052,015)	(5,761,515)	(3,451,487)	(7,965,214)
Depreciation and amortization	(2,656,715)	(2,618,567)	(2,818,923)	(2,104,820)	(2,698,849)